Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component
Share-based compensation expense associated with each component is as follows for the year ended December 31:

	December 31,
	2024	2023
	$	$
Stock options	2,968	2,330
DSUs	1,009	987
RSUs	3,258	2,625
ESPP	95	107
	7,330	6,049

The following table presents share-based compensation expense by function for the year ended December 31:

	December 31,
	2024	2023
	$	$
Cost of revenue	334	212
General and administrative	4,671	3,423
Sales and marketing	1,514	1,461
Research and development	811	953
	7,330	6,049

Schedule of Changes in Stock Options
The changes in the number of stock options during the years ended December 31, 2024 and 2023 were as follows:

	2024		2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	825,091	28.37	1,349,001	13.60
Options granted	211,350	61.80	245,215	52.73
Options forfeited	(63,540)	62.98	(127,729)	44.25
Options exercised	(144,142)	28.99	(641,396)	3.46
Options expired	(1,117)	52.46	—	—

Options outstanding – December 31	827,642	34.11	825,091	28.37
Options exercisable – December 31	484,483	18.46	456,218	13.85

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
The weighted average fair value of share options granted during the years ended December 31, 2024 and 2023 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2024	2023
	C$	C$
Weighted average stock price valuation	$61.80	$52.73
Weighted average exercise price	$61.80	$52.73
Risk-free interest rate	3.54%	3.14%
Expected life in years	4.5	4.5
Expected dividend yield	—%	—%
Volatility	57%	64%
Weighted average fair value of options issued	$30.76	$28.44
The following table is a summary of the Company’s stock options outstanding as at December 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.73	0.0001 - 1.09	234,120
8.86 - 11.06	23,985	5.99	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.77	15.79 - 16.00	93,947
26.43 - 60.00	385,966	4.71	26.43 - 60.00	125,813
60.01 - 95.12	89,624	4.50	60.01 - 95.12	9,361
	827,642	3.89		484,483

The following table is a summary of the Company’s stock options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.73	0.0001 - 1.09	235,320
8.86 - 11.06	26,185	7.01	8.86 - 11.06	9,500
15.79 - 16.00	179,354	5.77	15.79 - 16.00	137,885
26.43 - 60.00	348,091	5.48	26.43 - 60.00	58,511
60.01 - 95.12	36,141	3.66	60.01 -95.12	15,002
	825,091	5.18		456,218

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at December 31, 2024:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	1.73	0.0001 - 1.09	234,120
8.86 - 11.06	23,985	5.99	8.86 - 11.06	21,242
15.79 - 16.00	93,947	4.77	15.79 - 16.00	93,947
26.43 - 60.00	385,966	4.71	26.43 - 60.00	125,813
60.01 - 95.12	89,624	4.50	60.01 - 95.12	9,361
	827,642	3.89		484,483

The following table is a summary of the Company’s stock options outstanding as at December 31, 2023:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	235,320	2.73	0.0001 - 1.09	235,320
8.86 - 11.06	26,185	7.01	8.86 - 11.06	9,500
15.79 - 16.00	179,354	5.77	15.79 - 16.00	137,885
26.43 - 60.00	348,091	5.48	26.43 - 60.00	58,511
60.01 - 95.12	36,141	3.66	60.01 -95.12	15,002
	825,091	5.18		456,218

Schedule of Number of DSUs and RSUs Granted
DSUs

The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2022	87,222
Granted (at $43.93 - $53.15 per unit)	28,354
DSUs – December 31, 2023	115,576
Granted (at C$51.95 - C$68.04 per unit)	27,019
DSUs - December 31, 2024	142,595

RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2022	103,626
Granted (at C$43.55 - $69.71 per unit)	132,254
Released (at C$40.30 - $86.38 per unit)	(24,359)
Forfeited (at C$42.24 - $86.38 per unit)	(51,371)
RSUs – December 31, 2023	160,150
Granted (at C$50.39 - C$73.54 per unit)	105,175
Released (at C$40.30 - $86.38 per unit)	(65,997)
Forfeited (at C$40.94 - $86.38 per unit)	(27,684)
RSUs - December 31, 2024	171,644